VIRTUS AllianzGI Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.4%
Brazil—7.8%
Banco do Brasil S.A.	243,000	$ 1,766
JBS S.A.	1,125,300	8,861
Klabin S.A.	321,900	1,641
Petroleo Brasileiro S.A.	761,400	5,650
Vale S.A.	168,300	3,376
		21,294

Cayman Islands—0.3%
Pinduoduo, Inc. ADR(1)	18,400	738
China—34.7%
Alibaba Group Holding Ltd.(1)	461,600	6,299
Anhui Conch Cement Co., Ltd. Class H	258,500	1,322
Bank of Chengdu Co., Ltd. Class A	1,063,800	2,506
Bank of Jiangsu Co., Ltd. Class A	1,661,300	1,838
China Construction Bank Corp. Class H	5,112,000	3,829
China Merchants Bank Co., Ltd. Class H	1,157,500	9,011
China Petroleum & Chemical Corp. Class H	3,398,000	1,689
China Railway Group Ltd. Class A	4,086,000	3,875
China State Construction Engineering Corp. Ltd. Class A	3,418,500	2,920
China Yangtze Power Co., Ltd. Class A	403,600	1,395
Contemporary Amperex Technology Co., Ltd. Class A	30,000	2,401
COSCO SHIPPING Holdings Co., Ltd. Class H(1)	2,267,000	3,898
ENN Natural Gas Co., Ltd. Class A	2,095,100	5,828
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	580,300	2,858
Guangzhou Tinci Materials Technology Co., Ltd. Class A	38,500	565
JD.com, Inc. Class A(1)	93,914	2,669
Jinke Properties Group Co., Ltd. Class A	5,211,200	4,037
Lenovo Group Ltd.	3,176,000	3,440
NetEase, Inc.	147,300	2,658
Nongfu Spring Co., Ltd. Class H	332,600	1,753
PetroChina Co., Ltd. Class H	12,212,000	6,201
	Shares	Value

China—continued
Postal Savings Bank of China Co., Ltd. Class H	11,515,000	$ 9,272
SG Micro Corp. Class A	22,400	1,145
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	28,592	1,143
Sinotrans Ltd. Class A	3,689,970	2,313
Tencent Holdings Ltd.	166,800	7,689
Zhejiang Weixing New Building Materials Co., Ltd. Class A	610,100	1,959
		94,513

India—11.4%
Eicher Motors Ltd.	43,091	1,389
HCL Technologies Ltd.	114,618	1,752
ICICI Bank Ltd. Sponsored ADR	310,720	5,885
Infosys Ltd.	404,554	10,131
Reliance Industries Ltd.	43,793	1,515
State Bank of India	453,533	2,930
Tata Consultancy Services Ltd.	31,867	1,566
Tech Mahindra Ltd.	236,459	4,652
UPL Ltd.	133,740	1,352
		31,172

Indonesia—1.5%
Bank Central Asia Tbk PT	4,412,500	2,453
Telkom Indonesia Persero Tbk PT	5,018,300	1,596
		4,049

Mexico—1.8%
America Movil SAB de CV Series L	4,633,100	4,908
Russia—0.0%
Gazprom PJSC(2)	1,323,341	1
LUKOIL PJSC Sponsored ADR(2)	55,455	—(3)
		1

South Africa—7.3%
Absa Group Ltd.	377,431	4,894
FirstRand Ltd.	992,877	5,240
Gold Fields Ltd. Sponsored ADR	114,139	1,765
MTN Group Ltd.	613,229	7,935
		19,834

South Korea—8.8%
Hana Financial Group, Inc.	188,225	7,486
KB Financial Group, Inc.	30,987	1,553
LG Innotek Co., Ltd.	9,610	3,034
POSCO Holdings, Inc.	6,269	1,504
	Shares	Value

South Korea—continued
Samsung Electronics Co., Ltd.	101,527	$ 5,810
SK Hynix, Inc.	47,660	4,585
		23,972

Taiwan—18.0%
Asustek Computer, Inc.	119,000	1,544
Cathay Financial Holding Co., Ltd.	3,564,000	7,955
ChipMOS Technologies, Inc.	791,000	1,402
CTBC Financial Holding Co., Ltd.	5,481,000	5,586
Fubon Financial Holding Co., Ltd.	2,949,600	7,832
Hon Hai Precision Industry Co., Ltd.	614,000	2,254
Taiwan Semiconductor Manufacturing Co., Ltd.	1,042,000	21,375
United Microelectronics Corp.	648,000	1,190
		49,138

Thailand—0.7%
PTT Exploration & Production PCL	425,900	1,835
Turkey—0.5%
Arcelik AS	350,494	1,444
United States—3.6%
Freeport-McMoRan, Inc.	89,319	4,443
Mosaic Co. (The)	80,423	5,348
		9,791

Total Common Stocks (Identified Cost $232,218)		262,689

Total Long-Term Investments—96.4% (Identified Cost $232,218)		262,689

See Notes to Schedule of Investments

VIRTUS AllianzGI Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(4)	1,986,682	$ 1,987
Total Short-Term Investment (Identified Cost $1,987)		1,987

TOTAL INVESTMENTS—97.1% (Identified Cost $234,205)		$264,676
Other assets and liabilities, net—2.9%		7,889
NET ASSETS—100.0%		$272,565
Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Amount is less than $500.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
China	36%
Taiwan	19
India	12
South Korea	9
Brazil	8
South Africa	7
United States	5
Other	4
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$262,689	$46,216	$216,472	$1
Money Market Mutual Fund	1,987	1,987	—	—
Total Investments	$264,676	$48,203	$216,472	$1
Securities held by the Fund with an end of period value of $1 were transferred from Level 1 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2022.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in this schedule of investments:
The Fund has been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to 10 weeks from May 17, 2022. Consequently, the Adviser is evaluating next steps in the best interest of shareholders. In the coming weeks, the Fund will send an information statement to its shareholders with respect to a change of subadviser. Shareholder approval of any new subadvisers will not be required because of the relief previously approved by shareholders permitting the Adviser, with approval of the Board of Trustees, to change subadvisers under certain conditions.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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